Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2015	December 31, 2014
Creditors	$638	$505
Brokers	1,800	900
Professional and legal fees	315	194

Total accounts payable	$2,753	$1,599